NATURE AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)											1 Months Ended	6 Months Ended		12 Months Ended	15 Months Ended
	Mar. 30, 2026	Jun. 27, 2025	Jun. 25, 2025	Jun. 21, 2025	May 07, 2025	Nov. 01, 2024	Oct. 09, 2024	Aug. 16, 2024	Aug. 13, 2024	Dec. 29, 2023	Oct. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Jun. 21, 2025	Mar. 31, 2026	Oct. 31, 2025	Sep. 30, 2025	Jul. 28, 2025	Jul. 21, 2025	Jul. 02, 2025	Oct. 10, 2024	Jun. 29, 2024	Dec. 31, 2023
Preferred stock, par value												$ 0.001		$ 0.001
Advances from related party debt												$ 196,844		$ 1,138,570
Preferred stock, shares authorized												5,000,000		5,000,000								5,000,000
Reverse stock split						1 for 10 reverse stock split
Common stock, shares issued						27,657,679						27,945,130	27,655,560	27,657,679										27,655,560
Shares of common stock outstanding						27,657,679						27,945,130	27,655,560	27,657,679										27,655,560
Net present value												$ 9,735,000		$ 9,735,000
Forecast [Member]
Guaranteed payment																$ 750,000		$ 750,000
Sales revenue	$ 1,500,000
Stock Purchase Agreement [Member]
Value of shares issued in transaction										$ 350,000
Promissory Note and Loan Agreement [Member] | Polomar Note [Member]
Advances from related party debt									$ 700,000
Repayment of related party debt									$ 522,788
Outstanding principal amount												808,875.30		716,402.67
Accrued interest												88,674.44		29,508.91
Lender exchanged amount												$ 300,000
Share issued upon loan exchange									60
Annual interest rate												12.00%
Promissory Note and Loan Agreement [Member] | Polomar Note [Member] | Subsequent Event [Member]
Outstanding principal amount																					$ 597,549.74
Annual interest rate																					12.00%
Promissory Note and Loan Agreement [Member] | CWR 1 LLC [Member]
Advances from related party debt								$ 250,000
Repayment of related party debt								157,622.56
Outstanding principal amount												$ 450,000		380,330.30
Accrued interest														$ 12,328.51
Annual principal payment												$ 450,000
Promissory Note and Loan Agreement [Member] | CWR 1 LLC [Member] | Maximum [Member]
Advances from related party debt								$ 250,000
Promissory Note and Loan Agreement [Member] | CWR Note II [Member]
Shares, Issued												90
Promissory Note and Loan Agreement [Member] | CWR Note II [Member] | Subsequent Event [Member]
Annual interest rate																	7.00%		12.00%	12.00%
Common stock shares issued and outstanding interest rate																				21.00%
Interest rate percentage																				27.00%
Promissory Note and Loan Agreement [Member] | Mr Gordon [Member] | Subsequent Event [Member]
Interest rate percentage																				48.00%
License Agreement [Member] | Maximum [Member]
Royalty payments rate																							20.00%
License Agreement [Member] | Minimum [Member]
Royalty payments rate																							10.00%
DS Agreement [Member] | Mr Spiegel [Member]
Compensation amount					$ 36,354.00
GDV Agreement [Member] | Mr Del Virginia [Member]
Compensation amount					43,750.00
TMT Agreement [Member] | Mr Tierney [Member]
Compensation amount															$ 43,750
Common Stock [Member] | Stock Purchase Agreement [Member]
Number of shares issued in transaction										90,437,591
Percentage of issued and outstanding shares										83.00%
Common Stock [Member] | Merger Agreement [Member]
Common stock, returned shares for cancellation							50,000,000
Shares of common stock to members in Merger											207,414,147
Common Stock [Member] | Promissory Note and Loan Agreement [Member] | CWR Note II [Member] | Subsequent Event [Member]
Common stock shares issued and outstanding interest rate																				18.00%
Interest rate percentage																				24.00%
Common Stock [Member] | Promissory Note and Loan Agreement [Member] | Mr Gordon [Member] | Subsequent Event [Member]
Interest rate percentage																				42.00%
Common Stock [Member] | DS Agreement [Member] | Mr Spiegel [Member]
Restricted shares of company value					$ 35,000.00
Restricted common stock shares					104,384
Shares of fully vested restricted stock			70,784
Monthly issuances of shares			$ 8,400
Common Stock [Member] | GDV Agreement [Member] | Mr Del Virginia [Member]
Restricted shares of company value					$ 35,000.00
Restricted common stock shares					125,000
Stock compensation due vest in equal monthly issuances, shares		8,333
Common Stock [Member] | GDV Agreement [Member] | Mr Del Virginia [Member] | Restricted Stock [Member]
Shares of fully vested restricted stock		91,677
Common Stock [Member] | TMT Agreement [Member] | Mr Tierney [Member]
Restricted shares of company value				$ 35,000.00
Restricted common stock shares				125,000
Monthly issuances of shares				$ 8,333
Preferred Stock [Member] | Stock Purchase Agreement [Member] | Series A Convertible Preferred Stock [Member]
Number of shares issued in transaction										500,000
Percentage of issued and outstanding shares										100.00%
Preferred stock, par value										$ 0.001